Insurance Contract Receivables - Changes in Insurance Contract Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance premiums receivable
Insurance premiums receivable, beginning balance	$ 2,752.3	$ 1,906.2
Gross premiums written	11,895.0	9,329.9
Premiums collected	(10,344.5)	(8,075.2)
Recovery (impairments)	0.0	0.5
Amounts due to brokers and agents	(1,220.4)	(932.3)
Acquisitions of subsidiaries (note 23)	4.0	604.1
Divestiture of subsidiary (note 23)	0.0	(64.7)
Foreign exchange effect and other	(136.6)	(16.2)
Insurance premiums receivable, ending balance	2,949.8	2,752.3
Reinsurance premiums receivable
Reinsurance premiums receivable, beginning balance	1,086.4	788.8
Gross premiums written	3,633.3	2,877.6
Premiums collected	(2,772.1)	(2,323.3)
Recovery (impairments)	(1.7)	(0.7)
Amounts due to brokers and agents	(842.7)	(686.4)
Acquisitions of subsidiaries (note 23)	0.0	445.2
Divestiture of subsidiary (note 23)	0.0	(48.5)
Foreign exchange effect and other	(21.1)	33.7
Reinsurance premiums receivable, ending balance	$ 1,082.1	$ 1,086.4